Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

(26) Subsequent events

(i) On December 12, 2025, we entered into a transaction agreement with Nova Lumina Limited (“Nova”), and its existing shareholders, YS Management Company Limited (“YSM”) and Ethereal Group Ltd (“Ethereal”) (collectively the “Sellers”) to acquire 100% of the equity interest of Nova from the Sellers. The total consideration consists of 102,578,839 Class A ordinary shares of the Company (the “Consideration Shares”) and a cash payment of US$22,000, based on a purchase price of US$1.0 per share of the Company (the “Transaction”). 96,526,648 Class A ordinary shares and 6,052,191 Class A ordinary shares will be issued to YSM and Ethereal, respectively, with an additional cash payment of US$22,000 payable to Ethereal within 365 days after the closing of the Transaction. The Consideration Shares issued to YSM will be subject to a lock-up period of five years from the closing date. The share issuance has been completed on January 9, 2026.